OTHER RECEIVABLES AND PREPAYMENT (Details) $ in Thousands, ¥ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2010 CNY (¥)	Dec. 31, 2010 CNY (¥) entity agreement	Dec. 31, 2010 USD ($) entity agreement	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 19, 2017 CNY (¥)	Sep. 19, 2017 USD ($)	Sep. 30, 2010 CNY (¥)
OTHER RECEIVABLES AND PREPAYMENT
Number of loan agreements | agreement		2	2
Loan advances		¥ 10.5	$ 1,520
Terms of loans		1 year	1 year
Number of other parties sued | entity		2	2
Final judgment, amount awarded from other party	¥ 10.5	¥ 10.5
Final judgment amount, interest percentage multiplier		4	4
Other receivables				¥ 4.4	$ 620	¥ 4.4	$ 680			¥ 10.5
Raozhou Dianli Ltd
OTHER RECEIVABLES AND PREPAYMENT
Loan advances		¥ 9.0
Fair value of real estate assets used as collateral								¥ 143.1	$ 21,500
Xianjin Cao
OTHER RECEIVABLES AND PREPAYMENT
Loan advances		¥ 1.5